FINANCIAL RISK MANAGEMENT - Fair values (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL RISK MANAGEMENT
Financial assets	Rp 31,602	Rp 37,438
Financial liabilities	72,326	64,189
Financial liabilities, fair value	41,540	36,294
Transfer from level 1 to level 2, Assets	0
Transfer from level 2 to level 1, Assets	0
Transfer from level 1 to level 2, Liabilities	0
Transfer from level 2 to level 1, Liabilities	0
Transfer from level 3, Assets	0
Transfer to level 3, Assets	0
Transfer from level 3, Liabilities	0
Transfer to level 3, Liabilities	0
Level 1
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	9,850	11,202
Level 2
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	17
Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	31,690	25,075
Gain or loss recognised in comprehensive income	52
Carrying value
FINANCIAL RISK MANAGEMENT
Financial liabilities	41,692	35,020
Two-step loans | Financial liabilities measured at amortized cost
FINANCIAL RISK MANAGEMENT
Financial liabilities	949	1,098
Financial liabilities, fair value	898	1,111
Two-step loans | Financial liabilities measured at amortized cost | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	898	1,111
Two-step loans | Financial liabilities measured at amortized cost | Carrying value
FINANCIAL RISK MANAGEMENT
Financial liabilities	949	1,098
Bonds and notes | Financial liabilities measured at amortized cost
FINANCIAL RISK MANAGEMENT
Financial liabilities	10,481	8,982
Financial liabilities, fair value	10,894	10,051
Bonds and notes | Financial liabilities measured at amortized cost | Level 1
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	9,380	10,051
Bonds and notes | Financial liabilities measured at amortized cost | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	1,514
Bonds and notes | Financial liabilities measured at amortized cost | Carrying value
FINANCIAL RISK MANAGEMENT
Financial liabilities	10,481	8,982
Long-term bank loans | Financial liabilities measured at amortized cost
FINANCIAL RISK MANAGEMENT
Financial liabilities	23,220	18,004
Financial liabilities, fair value	22,796	18,126
Long-term bank loans | Financial liabilities measured at amortized cost | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	22,796	18,126
Long-term bank loans | Financial liabilities measured at amortized cost | Carrying value
FINANCIAL RISK MANAGEMENT
Financial liabilities	23,220	18,004
Obligations under finance leases | Financial liabilities measured at amortized cost
FINANCIAL RISK MANAGEMENT
Financial liabilities	3,145	3,804
Financial liabilities, fair value	3,145	3,804
Obligations under finance leases | Financial liabilities measured at amortized cost | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	3,145	3,804
Obligations under finance leases | Financial liabilities measured at amortized cost | Carrying value
FINANCIAL RISK MANAGEMENT
Financial liabilities	3,145	3,804
Other borrowings | Financial liabilities measured at amortized cost
FINANCIAL RISK MANAGEMENT
Financial liabilities	2,244	1,295
Financial liabilities, fair value	2,154	1,365
Other borrowings | Financial liabilities measured at amortized cost | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	2,154	1,365
Other borrowings | Financial liabilities measured at amortized cost | Carrying value
FINANCIAL RISK MANAGEMENT
Financial liabilities	2,244	1,295
Other liabilities | Financial liabilities measured at amortized cost
FINANCIAL RISK MANAGEMENT
Financial liabilities	261	296
Financial liabilities, fair value	261	296
Other liabilities | Financial liabilities measured at amortized cost | Level 3
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	261	296
Other liabilities | Financial liabilities measured at amortized cost | Carrying value
FINANCIAL RISK MANAGEMENT
Financial liabilities, fair value	261	296
Available-for-sale investments | Available-for-sale financial assets
FINANCIAL RISK MANAGEMENT
Financial assets, fair value		1,541
Available-for-sale investments | Available-for-sale financial assets | Level 1
FINANCIAL RISK MANAGEMENT
Financial assets, fair value		1,151
Available-for-sale investments | Available-for-sale financial assets | Level 2
FINANCIAL RISK MANAGEMENT
Financial assets, fair value	17
Available-for-sale investments | Available-for-sale financial assets | Level 3
FINANCIAL RISK MANAGEMENT
Financial assets, fair value		373
Available-for-sale investments | Available-for-sale financial assets | Carrying value
FINANCIAL RISK MANAGEMENT
Financial assets		Rp 1,541
Mutual funds | FVTPL
FINANCIAL RISK MANAGEMENT
Financial assets	470
Mutual funds | FVTPL | Level 1
FINANCIAL RISK MANAGEMENT
Financial assets	470
Mutual funds | FVTPL | Carrying value
FINANCIAL RISK MANAGEMENT
Financial assets	470
Convertible bonds | FVTPL
FINANCIAL RISK MANAGEMENT
Financial assets	213
Convertible bonds | FVTPL | Level 3
FINANCIAL RISK MANAGEMENT
Financial assets	213
Convertible bonds | FVTPL | Carrying value
FINANCIAL RISK MANAGEMENT
Financial assets	213
Subsidiaries' investments | FVTPL
FINANCIAL RISK MANAGEMENT
Financial assets	709
Financial assets, fair value	709
Subsidiaries' investments | FVTPL | Level 3
FINANCIAL RISK MANAGEMENT
Financial assets, fair value	709
Subsidiaries' investments | FVTPL | Carrying value
FINANCIAL RISK MANAGEMENT
Financial assets	Rp 709